PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

PUBLICLY LISTED COMPANIES - 30.50%
CLOSED-END FUNDS - 17.7%	Shares	Value
Apax Global Alpha Ltd.	847,254	$ 1,794,480
HarbourVest Global Private Equity Ltd.(a)	113,531	2,895,426
HBM Healthcare Investments AG	4,518	1,250,608
HgCapital Trust plc	486,597	1,953,078
ICG Enterprise Trust plc	169,986	2,229,542
Pantheon International plc(a)	715,630	2,129,282
Princess Private Equity Holding Ltd.	154,064	1,956,946
abrdn Private Equity Opportunity Trust plc	344,237	1,948,148
Syncona Ltd.(a)	234,366	580,635
TOTAL CLOSED-END FUNDS (Cost $18,740,760)		$ 16,738,145

COMMON STOCKS - 12.8%	Shares	Value
FINANCIALS - 8.6%
ASSET MANAGEMENT - 8.6%
3i Group plc	121,160	$ 1,631,074
AURELIUS Equity Opportunities SE & Company KGaA	66,246	1,405,909
Blue Owl Capital Inc. - Class A	180,000	1,805,399
Intermediate Capital Group plc	2,645	42,048
Onex Corporation	36,006	1,789,204
Wendel SE	17,454	1,455,215
		8,128,849
INDUSTRIALS - 4.2%
INDUSTRIAL CONGLOMERATES - 4.2%
Brookfield Business Partners L.P.	91,500	1,938,885
Compass Diversified Holdings	94,000	2,013,480
		3,952,365

TOTAL COMMON STOCKS (Cost $14,058,376)		$ 12,081,214

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 57.9% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 36.0%
BlueVoyant LLC(a)(b)(c)	2,996,254	$ 8,000,000
Circuit Clinical Solutions Preferred Series C Stock(a)(b)(c)	112,300	6,000,000
Hg Vibranium Co-Invest LP(a)(b)(c)(d)(e)	-	7,007,148
Onex ISO Co-Invest LP(a)(b)(c)(d)(e)	-	4,996,327
TriSalus Life Sciences, Inc. Series B-1 Preferred Stock(a)(b)(c)	22,857,142	8,000,000
		34,003,475
PORTFOLIO FUNDS - 21.9%
Arsenal Capital Partners Growth LP(a)(c)(d)(e)	-	369,418
Arsenal Capital Partners VI LP(a)(c)(d)(e)	-	1,108,643
Cordillera Investment Fund III, L.P.(a)(c)(d)(e)	-	735,769
ICG LP Secondaries Fund I LP(a)(c)(d)(e)	-	2,473,144
ICG Ludgate Hill IIA Boston LP Secondary Fund(a)(c)(d)(e)(f)	-	4,093,244
Onex Structured Credit Opportunities Partners I, LP(c)(d)(e)	-	3,063,821
Partners Group Direct Equity IV (USD) A, L.P.(a)(c)(d)(e)	-	4,799,857
Partners Group Secondary 2020 (USD) A, L.P.(a)(c)(d)(e)	-	1,498,711

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 57.9% (Continued)	Shares	Value
PORTFOLIO FUNDS - 21.9% (Continued)
Saturn Five Frontier I, LLC - Class A(a)(b)(c)(f)	2,500,000	$ 2,500,000
		20,642,607

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $53,306,900)		$ 54,646,082

TOTAL INVESTMENTS AT VALUE - 88.4% (Cost $86,106,036)		$ 83,465,441

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.6%		10,965,710

NET ASSETS - 100.0%		$ 94,431,151

(a)	Non-income producing security.
(b)	Level 3 securities fair valued using significant unobservable inputs.
(c)	Restricted investments as to resale.
(d)	Investment is valued using net assets value per share (or its equivalent) as a practical expedient.
(e)	Investment does not issue shares.
(f)	Affiliated investment for which ownership is 5% or more of the investment’s capital.

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
KGaA	-	Kommanditgesellschaft Auf Aktien is a German Corporate designation standing for partnership limited by shares.
LP	-	Limited Partnerships
plc	-	public limited company
SE	-	Societas Europaea is a European public company.

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Affiliated Investments
Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2022.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2022	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value June 30, 2022	Investment Income
ICG Ludgate Hill IIA Boston LP Secondary Fund*	$ 3,246,983	$ -	$ (50,000)	$ 846,261	$ -	$ 4,093,244	$ -
Saturn Five Frontier I, LLC - Class A	2,500,000	-	-	-	-	2,500,000	-
	$ 5,746,983	$ -	$ (50,000)	$ 846,261	$ -	$ 6,593,244	$ -

*Investment was not deemed an affiliate of the Fund as of March 31, 2022.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In come cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in goo faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at June 30, 2022 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
BlueVoyant LLC	12/23/21	$ 8,000,000	$ 8,000,000	8.5%
Circuit Clinical Solutions Preferred Series C Stock	1/13/22	6,000,000	6,000,000	6.3%
Hg Vibranium Co-Invest LP	6/29/22	7,007,148	7,007,148	7.4%
Onex ISO Co- Invest LP	10/29/21	5,000,000	4,996,327	5.3%
TriSalus Life Sciences, Inc. Series B-1 Preferred Stock	12/30/21	8,000,000	8,000,000	8.5%

Portfolio Funds
Arsenal Capital Partners Growth LP	2/28/22	400,105	369,418	0.4%
Arsenal Capital Partners Fund VI LP	5/23/22	1,178,097	1,108,643	1.2%
Cordillera Investment Fund III, L.P.	5/3/22	735,769	735,769	0.8%
ICG LP Secondary Fund I LP	5/13/22	2,473,144	2,473,144	2.6%
ICG Ludgate Hill IIA Boston LP Secondary Fund	12/22/21	3,246,983	4,093,244	4.3%
Onex Structured Credit Opportunities Fund I, LP	11/1/21	2,838,237	3,063,821	3.3%
Partners Group Direct Equity IV (USD) A, L.P.	8/12/21	4,398,706	4,799,857	5.1%
Partners Group Secondary 2020 (USD) A., L.P.	5/23/22	1,528,711	1,498,711	1.6%
Saturn Five Frontier I, LLC - Class A	12/15/21	2,500,000	2,500,000	2.6%
Total		$ 53,306,900	$ 54,646,082